Restricted Share Units	6 Months Ended
Apr. 30, 2025
Restricted Share Units [Abstract]
Restricted Share Units
9.	Restricted Share Units

a.	The Company is able to grant RSUs pursuant to the Omnibus Plan to its directors, officers, employees, and consultants. Each RSU is equivalent in value to a common share and upon vesting, results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	2,216	$138.55	$96.06

Granted	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

Granted (i)	540,777	1.60	1.13
Exercised	(559,212)	1.85	1.31

Balance, April 30, 2025 (*)	245,903	$2.06	$1.43

(i)	During the six months ended April 30, 2025, the Company issued 540,777 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $609,196 (2024 - $267,346).

(*)	See note 14 regarding the exercise of RSUs.